Fair Value Measurements - Additional Information (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized gain (loss) related to securities, before tax	$ (8.2)	$ 10.8
Net unrealized gain (loss) related to securities, net of tax	(5.1)	6.8
Realized gains on securities	10.7	3.7
Redemptions by Issuers
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains on securities	10.6	3.4
Sales of Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains on securities	$ 0.1	$ 0.3